Supplement Dated May 13, 2014
To The Prospectuses Dated April 28, 2014 For

ELITE ACCESS® and ELITE ACCESS BROKERAGE EDITIONSM
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® and through
Jackson National Separate Account – I

ELITE ACCESS® and ELITE ACCESS BROKERAGE EDITIONSM
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company of New York® and through
JNLNY Separate Account I

This supplement updates the above-referenced prospectuses.  Please read and keep it together with your prospectus for future reference.  To obtain an additional copy of a prospectus, please contact us at our Annuity Service Center, P.O. Box 30314, Lansing, Michigan, 48909-7814; 1-800-644-4565; www.jackson.com (or for contracts issued in New York, please contact us at our Jackson of NY Service Center, P.O. Box 30313, Lansing, Michigan, 48909-7813; 1-800-599-5651; www.jackson.com).

Under the section titled "INVESTMENT DIVISIONS", for JNL Series Trust, the brief statement of the investment objective for each of the following Funds is revised to read as follows:

JNL/MMRS Conservative Fund
Jackson National Asset Management, LLC (and Milliman Financial Risk Management LLC)
Seeks growth of capital while also seeking to manage volatility and provide downside protection by investment in other funds. The Fund invests in Class A shares of a diversified group of Funds ("Underlying Funds").  The Underlying Funds in which the Fund may invest are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and Curian Variable Series Trust. Under normal circumstances the Fund allocates approximately 50% to 100% of its assets in Underlying Funds that invest primarily in fixed income securities and up to 50% of its assets in Underlying Funds that invest primarily in equity securities.

JNL/MMRS Growth Fund
Jackson National Asset Management, LLC (and Milliman Financial Risk Management LLC)
Seeks growth of capital while also seeking to manage volatility and provide downside protection by investment in other funds. The Fund invests in Class A shares of a diversified group of Funds ("Underlying Funds").  The Underlying Funds in which the Fund may invest are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and Curian Variable Series Trust. Under normal circumstances the Fund allocates approximately 10% to 90% of its assets in Underlying Funds that invest primarily in fixed income securities and 10% to 90% of its assets in Underlying Funds that invest primarily in equity securities.

JNL/MMRS Moderate Fund
Jackson National Asset Management, LLC (and Milliman Financial Risk Management LLC)
Seeks growth of capital while also seeking to manage volatility and provide downside protection by investment in other funds.  The Fund invests in Class A shares of a diversified group of Funds ("Underlying Funds").  The Underlying Funds in which the Fund may invest are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and Curian Variable Series Trust.  Under normal circumstances the Fund allocates approximately 25% to 100% of its assets in Underlying Funds that invest primarily in fixed income securities and up to 75% of its assets in Underlying Funds that invest primarily in equity securities.

______________________________
(To be used with JMV8037 04/14, JMV8037BE 04/14, JMV8037NY 04/14 and JMV8037BENY 04/14)

CMV13087 05/14